                        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                          Supplement dated January 22, 2007 to the
                             Prospectus dated November 24, 2006

     This  supplement  amends  the  Prospectus  dated  November  24,  2006  (the
"Prospectus") of Oppenheimer International Small Company Fund (the "Fund").

     The table entitled  "Annual Fund  Operating  Expenses" in the section "Fees and Expenses of the Fund" on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                              Class A  Class   Class C  Class N  Class Y
                                       B
                               Shares  Shares   Shares   Shares  Shares
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Management Fees                0.74%    0.74%   0.74%    0.74%    0.74%
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Distribution and/or Service    0.24%    1.00%   1.00%    0.50%    None
(12b-1) Fees
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Other Expenses                 0.22%    0.35%   0.27%    0.33%    0.08%
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Total Annual Operating         1.20%    2.09%   2.01%    1.57%    0.82%
Expenses
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January 22, 2007                                            PS0815.024